Employee Benefit Plans - Additional Information (Detail)			1 Months Ended	12 Months Ended
	Jan. 01, 2015 shares	Jan. 02, 2014 shares	Apr. 30, 2010 USD ($) period shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares
Defined Benefit Plan Disclosure [Line Items]
Compensation expense associated with the Company's matching plan				$ 107,000	$ 95,000
Annual discretionary profit-sharing contribution				$ 0	$ 0
Employee stock purchase plan
Defined Benefit Plan Disclosure [Line Items]
Purchase price of stock under ESPP as a percentage of fair market value of common stock			85.00%	85.00%
Employee stock purchase plan, number of purchase periods | period			2
Employee stock purchase plan, purchase period			6 months
Percentage of eligible compensation that may be contributed towards ESPP			15.00%
Maximum number of shares of common stock a participant may purchase per purchase period | shares			2,500
Maximum value of shares of common stock a participant may purchase in any calendar year			$ 25,000
Common stock, available for sale under employee stock purchase plan | shares				494,422
Common shares acquired through employee stock purchase plan | shares				34,915	26,123
Additional shares that became available for future issuance under the Purchase Plan | shares	34,915	26,123
Compensation expense recorded in connection with the Purchase Plan				$ 47,000	$ 21,000